Stockholders' (Deficit) Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Stockholders' Equity Note [Abstract]
Stockholders' (Deficit) Equity
NOTE 16 – STOCKHOLDERS’ (DEFICIT) EQUITY
On April 19, 2023, the Company closed its public offering of 1,850,000 shares of common stock at a public offering price of $4.00 per share, for gross proceeds of $7.4 million. After deducting underwriters’ discounts and offering expenses, the net proceeds from the public offering were approximately $6.4 million. In accordance with the terms of the Maestro share purchase agreement (Note 5), $2,294,751 or 35% of the net proceeds from the offering were expected to be used to pay down the debt to the seller. Based on an agreement reached with the Seller on July 18, 2023, 50% of the amount due or $1,147,376 was paid to the Seller on July 19, 2023 and the balance will be paid no later than September 18, 2023.
During the six months ended June 30, 2023, the Company issued 25,000 shares of common stock to a vendor in consideration for services.

NOTE 16 – STOCKHOLDERS’ EQUITY
The Company effected a
4.55821-for-1
stock split on September 2, 2021. All share and per share information in the accompanying consolidated financial statements have been retroactively adjusted to reflect this forward stock split.
In addition, as noted in Note 18, effective as of June 29, 2023, the Company effected a reverse stock split of its outstanding shares of at a ratio of one-for-four
(the “Reverse Split”). All information included in these consolidated financial statements has been adjusted, on a retrospective basis, to reflect the Reverse Split, unless otherwise stated.
On October 28, 2021, the Company consummated its IPO of 1,562,500 shares of class A common stock for a price of $16.00 per share, generating gross proceeds of $28,750,000 less certain underwriting discounts and commissions. The Company also granted the underwriters a
45-day
option to purchase up to 234,375 additional shares of the Company’s common stock on the same terms and conditions for the purpose of covering any over-allotments in connection with the initial public offering. The Company’s underwriters exercised the over-allotment option in full on October 28, 2021. The IPO, including the sale of the 234,375 over-allotment option shares, closed on October 29, 2021 and was made pursuant to the Registration Statement, which was declared effective by the Securities and Exchange Commission (the “SEC”) on October 26, 2021. A final prospectus describing the terms of its initial public offering was filed with the SEC on October 28, 2021. The net proceeds to the Company from its IPO and the exercise in full of the over-allotment option are $24,547,086, after deducting underwriting commissions and offering expenses.
On December 10, 2021, a shareholder exercised warrants to purchase 56,250 shares of the Company’s common stock at $16 per share for total proceeds of $900,000. (Note 10)
During the year ended December 31, 2022, the Company issued 9,375 shares of common stock to vendors in consideration for services rendered.